Revenue from services provided to customers (Tables)	6 Months Ended
Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
Revenues by types of service
The following table presents revenue earned by Nomura from providing services to customers by relevant line item in Nomura’s consolidated statement of income for the six and three months ended September 30, 2020 and September 30, 2021.

	Millions of yen
	Six months ended September 30
	2020	2021
Commissions	¥177,765	¥174,522
Fees from investment banking	37,859	69,604
Asset management and portfolio service fees	111,073	131,237
Other revenue	22,493	17,641

Total	¥349,190	¥393,004

	Millions of yen
	Three months ended September 30
	2020	2021
Commissions	¥92,253	¥91,636
Fees from investment banking	27,031	33,901
Asset management and portfolio service fees	57,417	67,193
Other revenue	10,689	9,278

Total	¥187,390	¥202,008

Schedule of disaggregation of brokerage commissions revenue
Commissions represent revenue principally from trade execution, clearing services and distribution of fund units provided by both the Retail and Wholesale Divisions approximately equally across the divisions.
The following table shows the breakdown of
Commissions
for the six and three months ended September 30, 2020 and 2021.

	Millions of yen
	Six months ended September 30
	2020	2021
Stock Brokerage Commissions	¥123,938	¥125,958
Commissions for distributing of investment trusts	33,352	25,573
Other	20,475	22,991

Total	¥177,765	¥174,522

	Millions of yen
	Three months ended September 30
	2020	2021
Stock Brokerage Commissions	¥60,989	¥67,725
Commissions for distributing of investment trusts	19,275	11,166
Other	11,989	12,745

Total	¥92,253	¥91,636

Schedule of disaggregation of investment banking revenue
The following table shows the breakdown of
Fees from investment banking
for the six and three months ended September 30, 2020 and 2021.

	Millions of yen
	Six months ended September 30
	2020	2021
Equity underwriting and distribution	¥12,089	¥20,231
Bond underwriting and distribution	9,007	13,445
Financial advisory fees	11,435	26,776
Other	5,328	9,152

Total	¥37,859	¥69,604

	Millions of yen
	Three months ended September 30
	2020	2021
Equity underwriting and distribution	¥10,539	¥10,276
Bond underwriting and distribution	5,677	6,123
Financial advisory fees	6,724	13,661
Other	4,091	3,841

Total	¥27,031	¥33,901

Schedule of disaggregation of asset management fees and custody fee
The following table shows the breakdown of
Asset management and portfolio service fees
for the six and three months ended September 30, 2020 and 2021.

	Millions of yen
	Six months ended September 30
	2020	2021
Asset management fees	¥72,836	¥82,579
Administration fees	30,208	39,266
Custodial fees	8,029	9,392

Total	¥111,073	¥131,237

	Millions of yen
	Three months ended September 30
	2020	2021
Asset management fees	¥37,598	¥41,994
Administration fees	15,684	20,361
Custodial fees	4,135	4,838

Total	¥57,417	¥67,193

Customer contract receivables, customer contract assets and customer contract liabilities
The following table presents the balances of customer contract receivables and contract liabilities in scope of ASC 606. The amount of contract assets as of March 31, 2021 and September 30, 2021 was immaterial.

	Millions of yen
	March 31, 2021	September 30, 2021
Customer contract receivables	¥85,205	¥83,424
Contract liabilities (1)	3,497	3,391

(1)	Contract liabilities primarily rise from investment advisory services and recognized in connection with the term of the contract based on time elapsed.